SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Aggregate future minimum rental receivable under the non-cancelable leases
2015		$ 39,194
2016	$ 31,358	25,596
2017	9,534
Total	$ 40,892	$ 64,790